------------------------------------------------
                     THE
                  THAI FUND,
                     INC.
-------------------------------------------------


           THIRD QUARTER REPORT
    SEPTEMBER 30, 2000 MORGAN STANLEY
  DEAN WITTER INVESTMENT MANAGEMENT INC.
           INVESTMENT ADVISER


          THE THAI FUND, INC.
----------------------------------------------------
----------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD OF
DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
----------------------------------------------------
----------------------------------------------------
U.S. INVESTMENT ADVISER
Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------
THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
----------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
----------------------------------------------------
CUSTODIANS
The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
----------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
----------------------------------------------------
LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
----------------------------------------------------
INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
----------------------------------------------------
----------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call
1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 2000, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -46.06% compared to -48.88% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). For the period from the Fund's commencement of operations on February 16, 1988 through September 30, 2000, the Fund's total return, based on net asset value per share, was -38.48% compared to -50.43% for the Index. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $4 3/16,representing a 36.0% premium to the Fund's net asset value per share.

The Thai market fell 14.9% in local currency terms during the third quarter. Bank of Thailand's (BoT) disclosure of a further U.S. $20 billion of foreign debt that was previously unaccounted for led the round of sell-offs. The shocking disclosure meant that our initial view of the country's strong trade surplus kick-starting the economy would be further delayed. Political concerns following signs of rising dissension among the government coalition partners dented sentiment further. Finally, investors were also concerned about the negative impact of higher oil prices on the growth of Thailand, which is a net importer of oil. The banks, electronics and telecommunications sectors underperformed during the third quarter, while the energy and media sectors were more resilient.

Thailand's second quarter of 2000 GDP grew by 6.6%, compared to expectations of 4-5% and the first quarter of 2000's growth of 5.3%. Growth was led by the manufacturing sector, in particular the exportable industries such as computers, telecommunications equipment, consumer electronics and vehicles. The agricultural sector showed much improvement in the second quarter of 2000 and grew 5.2% compared with a contraction of 1.6% in the first quarter of 2000. On the trade front, exports remained resilient and rose by 15.2% during the third quarter, albeit slower than the first quarter's growth of 21.1%. Import of goods and services slowed down and grew by 16.0% compared to a growth of 45.1% in the first quarter. The slow-down was due to a 4.9% contraction in imports of services. Oil imports in local currency terms rose by over 50% during the third quarter due to the rise in oil price.

The domestic economy remained sluggish, with domestic consumption growing by 4.8% during the third quarter compared to 5.1% in the first quarter. Despite a weaker baht and higher oil price, headline CPI was still hovering around the 2% level. The Thai baht depreciated from 39.2/U.S. dollar to 42.1/U.S. dollar over the third quarter, in-line with the fall in regional currencies. Interest rates remained low due to ample liquidity in the system.

The banks reported improved performance during the second quarter, but that was largely ignored. Instead, investors were concerned that DBS Thai Danu's sale of its non-performing loans (NPLs) at a hefty discount of 72.5% would lead to another round of losses for the banks, as they would mark down the value of their collateral. For some banks, it would also lead to another round of capital raising as their capital adequacy ratio fell below the minimum 8% requirement set by the BoT. Hopes of a national asset management corporation being set up to solve the stagnating NPL situation in the system faded as Dr. Thaksin Shinwatra, leader of opposition party Thai Rak Thai who mooted the idea, may be disqualified from challenging in the coming elections. For the other sectors, the second quarter earnings were mainly uneventful, with most coming in-line with expectations.


Oil price movement is likely to have a significant impact on market sentiments in the near term. If oil prices continue to stay high, production costs could rise, leading to dampening demand. The trade surplus might also narrow and inflation could rear its ugly head. Corporate earnings may also be dented significantly. A general election by December is adding further uncertainty to the market. As such, we continue to prefer the export sector and selected stocks in the domestic sector, especially those we believe possess good management quality and strong balance sheets.


Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

--------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

The Thai Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Historical
Information

                                                                     TOTAL RETURN (%)
                                         -------------------------------------------------------------------------
                                           MARKET VALUE (1)          NET ASSET VALUE (2)           INDEX (3)
                                         -----------------------    ---------------------   ----------------------
                                                         AVERAGE                  AVERAGE                  AVERAGE
                                         CUMULATIVE      ANNUAL     CUMULATIVE     ANNUAL   CUMULATIVE     ANNUAL
                                         ----------      -------    ----------    -------   ----------     -------
                      YEAR TO DATE        -46.40%            --      -46.06%           --     -48.88%           --
                      ONE YEAR            -48.46         -48.46%     -27.01        -27.01%    -30.99        -30.99%
                      FIVE YEAR           -79.33         -27.04      -86.46        -32.96     -87.26        -33.77
                      TEN YEAR            -54.13          -7.50      -62.02         -9.23     -74.02        -12.61
                      SINCE INCEPTION*    -16.36          -1.40      -38.48         -3.77     -50.43         -5.41

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

      [GRAPH]   (PLOT POINTS TO COME)


                                                        YEAR ENDED DECEMBER 31,                                        NINE MONTHS
                                                                                                                          ENDED
                                                                                                                      SEPTEMBER 30,
                               1990     1991     1992    1993    1994      1995     1996    1997     1998      1999        2000
                               ----     ----     ----    ----    ----      ----     ----     ----    ----      ----   -------------
Net Asset Value Per Share .. $ 13.08  $15.41   $20.69  $39.42  $ 28.30   $24.89  $ 15.63   $  3.81  $ 3.80   $ 5.71    $  3.08
Market Value Per Share ......$ 16.00  $16.25   $18.75  $36.88  $ 22.38   $22.38  $ 16.38   $  5.25  $ 5.88   $ 7.81    $  4.19
Premium/(Discount) ..........   22.3%    5.5%    -9.4%   -6.4%   -20.9%   -10.1%     4.8%     37.8%   54.7%    36.8%      36.0%
Income Dividends ............$  0.21  $ 0.21     --    $ 0.36  $  0.35   $ 0.11  $  0.32   $  0.11  $ 0.19       --         --
Capital Gains Distributions .$  1.68  $ 0.47     --    $ 0.51  $  4.62   $ 3.38  $  0.08   $  0.12      --       --         --
Fund Total Return (2) ....... -20.44%  23.08%   34.26%  98.90%  -10.40%+  -0.10%  -35.93%   -75.17%   2.88%   50.26%    -46.06%
Index Total Return (3) ...... -28.60%  15.80%   24.71%  88.40%  -17.76%   -6.11%  -36.25%   -75.54%  22.43%   32.41%    -48.88%



(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, expressed in U.S. dollars.

 *   The Fund commenced operations on February 16, 1988.

 + This return does not include the effect of the rights issued in connection with the Rights Offering.

The Thai Fund, Inc.
Portfolio Summary as of September 30, 2000 (Unaudited)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS
[PIE CHART]

Equity Securities               (99.2%)
Short-Term Investments           (0.8%)

------------------------------------------------------------------------------
[PIE CHART]

INDUSTRIES

Other*                          (16.6%)

Electrical                       (3.8%)
Equipment

Beverages                        (3.8%)

Electronic Equipment             (4.6%)
& Instruments

Oil & Gas                        (6.2%)

Food Products                    (7.5%)

Media                            (7.6%)

Banks                           (13.5%)

Construction
Materials                       (13.3%)

Wireless
Telecommunication
Services                        (12.4%)

Diversified Telecommunication
Services                        (10.7%)

------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

                                        PERCENT OF
                                        NET ASSETS
                                        ----------
1.   Advanced Information Service PCL      8.3%
2.   Siam City Cement PCL                  7.4
3.   Thai Farmers Bank PCL                 7.1
4.   BEC World PCL                         7.1
5.   PTT Exploration & Production PCL      6.2
6.   Siam Cement PCL                       5.9
7.   TelecomAsia PCL                       5.5
8.   Charoen Pokphand Foods PCL            5.5
9.   Shinawatra Satellite PCL              5.2
10.  Delta Electronics (Thailand) PCL      4.6
                                          ----
                                          62.8%
                                          ====

*    Other includes industries not shown separately and other assets and liabilities.
**   Excludes short-term investments.

INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2000


                                                                          VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
THAI INVESTMENT PLAN (100.3%)
--------------------------------------------------------------------------------
THAI COMMON STOCKS (99.4%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
AIRLINES (2.7%)
  Thai Airways International PCL                         1,329,900  U.S.  $1,089
                                                                    ------------
--------------------------------------------------------------------------------
AUTO COMPONENTS (0.4%)
  Thai Storage Battery PCL                                 390,600           176
--------------------------------------------------------------------------------
BANKS (13.2%)
  Bangkok Bank PCL                                       2,898,050         1,513
  Siam Commercial Bank PCL
    (Foreign)                                            2,533,900           963
  Thai Farmers Bank PCL                                  6,137,200         2,913
                                                                    ------------
                                                                           5,389
                                                                    ------------
--------------------------------------------------------------------------------
BEVERAGES (3.8%)
  Serm Suk PCL                                             869,300         1,547
                                                                    ------------
--------------------------------------------------------------------------------
CHEMICALS (2.6%)
  National Petrochemical PCL                             1,526,300         1,041
                                                                    ------------
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (13.3%)
  Siam Cement PCL                                          382,800         2,398
  Siam City Cement PCL                                   1,271,945         3,019
                                                                    ------------
                                                                           5,417
                                                                    ------------
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (10.7%)
  Shinawatra Satellite PCL                               2,903,475         2,102
  TelecomAsia PCL                                        3,435,600         2,262
                                                                    ------------
                                                                           4,364
                                                                    ------------
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (3.5%)
  Electricity Generating PCL                             1,950,800         1,412
                                                                    ------------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (3.8%)
  Hana Microelectronics PCL                                600,600         1,554
                                                                    ------------
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
  Delta Electronics (Thailand) PCL                         341,490         1,880
                                                                    ------------
--------------------------------------------------------------------------------
FOOD PRODUCTS (7.5%)
  Charoen Pokphand Foods PCL                             1,966,696         2,229
  Thai Union Frozen Products PCL                           380,200           812
                                                                    ------------
                                                                           3,041
                                                                    ------------
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (2.7%)
  Compass East Industry PCL                                348,700         1,101
                                                                    ------------
--------------------------------------------------------------------------------
 INSURANCE (1.6%)
  Bangkok Insurance PCL                                    248,100           654
                                                                    ------------
--------------------------------------------------------------------------------
 MEDIA (7.6%)
  BEC World PCL                                            568,000         2,885
  United Broadcasting Corp. PCL                            604,600           236
                                                                    ------------
                                                                           3,121
                                                                    ------------
--------------------------------------------------------------------------------
 MULTILINE RETAIL (0.3%)
  Siam Makro PCL                                           110,100           131
                                                                    ------------
--------------------------------------------------------------------------------
 OIL & GAS (6.2%)
  PTT Exploration & Production PCL                       1,003,800         2,525
                                                                    ------------
--------------------------------------------------------------------------------
 REAL ESTATE (0.4%)
  Golden Land Property
     Development PCL                                     1,850,000           180
                                                                    ------------
--------------------------------------------------------------------------------
 TEXTILES & APPAREL (2.1%)
  Saha-Union PCL                                          884,200           220
  Thai Rung Textile PCL                                       958            -- @
  Thai Wacoal PCL                                         347,013            649
                                                                    ------------
                                                                             869
                                                                    ------------
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES (12.4%)
   Advanced Information Service PCL                        469,300         3,386
   Shin Corps. PCL                                         489,000         1,683
                                                                    ------------
                                                                           5,069
                                                                    ------------
--------------------------------------------------------------------------------
 TOTAL THAI COMMON STOCKS
   (Cost U.S.$69,914)                                                     40,560
                                                                    ------------
--------------------------------------------------------------------------------
                                                           NO. OF
                                                          WARRANTS
--------------------------------------------------------------------------------
 WARRANTS (0.3%)
--------------------------------------------------------------------------------
 BANKS (0.3%)
(a)Siam Commercial Bank PCL,
     expiring 5/10/02
     (Cost U.S. $--@)                                    1,687,800           120
                                                                    ------------
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
 FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.6%)
 (Interest Bearing Demand Account)
   Thai Baht (Cost U.S.$269) THB                            11,408          271
                                                                    ------------
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                           (000)         (000)
--------------------------------------------------------------------------------
 TOTAL THAI INVESTMENT PLAN
   (Cost U.S.$70,183)                                               U.S.$ 40,951
                                                                    ------------
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (0.1%)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (0.1%)
(a)Chase Securities, Inc., 6.25% dated
      9/29/00, due 10/02/00
   (Cost U.S.$60)                                        U.S.$  60            60
                                                                    ------------
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (100.4%)
   (Cost U.S.$70,243)                                                     41,011
                                                                    ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (-0.4%)
   Other Assets                                                 88
   Liabilities                                                (283)         (195)
                                                              ------------------
--------------------------------------------------------------------------------
 NET ASSETS (100%)
   Applicable to 13,267,713 issued and
   outstanding U.S.$0.01 par value shares
     (30,000,000 shares authorized)                                 U.S.$ 40,816
                                                                    ------------
--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                          U.S.$   3.08
                                                                    ------------
--------------------------------------------------------------------------------

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@    -- Value is less than U.S.$500.

 September 30, 2000 exchange rate -- Thai Baht (THB) 42.135 =
          U.S.$1.00